                            ADVISOR CLASS SHARES OF

                              AIM BASIC VALUE FUND
                           AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                        Supplement dated October 6, 1999
          To the Statement of Additional Information dated May 3, 1999 as supplemented September 13, 1999

           This supplement supersedes and replaces in its entirety the supplement dated September 13, 1999.

           The following paragraph replaces in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS-INVESTMENT IN OTHER INVESTMENT COMPANIES" on page 6 of the Statement of Additional
Information:

           "The Portfolios may invest in other investment companies to the extent permitted by the 1940 Act, rules and regulations thereunder, and any applicable exemptive orders granted by the SEC. To the extent that a Portfolio invests in such investment companies, the prices paid by the Portfolio and the proceeds to the Portfolio upon sale of the shares may reflect premiums above or discounts to the net asset value of the assets owned by such investment companies. Under an exemptive order granted by the SEC, each Portfolio is permitted to, and intends to, invest its cash (and cash collateral received in connection with the lending of portfolio securities) in shares of money market investment companies advised by AIM or its affiliates ("Affiliated Money Market Funds"), provided that those investments do not exceed 25% of the total assets of such Portfolio. In general, a purchase of investment company securities may result in the duplication of fees and expenses. With respect to a Portfolio's purchase of shares of Affiliated Money Market Funds, the Portfolio will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds."

The following replaces in its entirety the section "DEPOSITARY RECEIPTS" on page 6 of the Statement of Additional Information:

    "FOREIGN SECURITIES

           To the extent consistent with their respective investment objectives, each of the Portfolios may invest up to 25% of its total assets in foreign securities. For purposes of computing such limitation American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

           To the extent a Portfolio invests in securities denominated in foreign currencies, each Portfolio bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Portfolios may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

           Investments by a Portfolio in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Portfolio in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

           Currency Risk. The value of each Portfolio's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

           On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Portfolio.

           Political and Economic Risk. The economies of many of the countries in which the Portfolios may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Portfolio's investments.

           Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Portfolios may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Portfolios' shareholders.

           Market Risk. The securities markets in many of the countries in which the Portfolios invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States."

The following replaces in its entirety the first paragraph under the heading "BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS" on page 7 of the Statement of Additional Information:

           "Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Each Portfolio may not make additional investments if borrowings exceed 5% of its total assets. A Portfolio may borrow in connection with meeting requests for the redemption of a Portfolio's shares. Any borrowing by a Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow."

           The following replaces in its entirety the information appearing under the heading "INVESTMENT POLICIES-TEMPORARY DEFENSIVE STRATEGIES" on page 8 of the Statement of Additional Information.

           "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Portfolios may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. Each of the Portfolios may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. To the extent a Portfolio employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives.

           Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P, at the time of investment or, if unrated, deemed by AIM to be of comparable quality."

           The following new section is added after the eighth paragraph appearing under the heading "EXECUTION OF PORTFOLIO TRANSACTIONS" on page 17 of the Statement of Additional Information:

     "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS

           From time to time, certain of the mutual funds managed by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund may also be considered for purchase by one or more other AIM Funds. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

           AIM will determine the eligibility of each AIM Fund that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's investment objective, policies and strategies, the liquidity of the AIM Fund if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds in a manner designed to be fair and equitable for the eligible AIM Funds, and so that there is equal allocation of IPOs over the longer term. Where multiple funds are eligible, rotational participation may occur, based on the extent to which an AIM Fund has participated in previous IPOs as well as the size of the AIM Fund. Each eligible AIM Fund with an asset level of less than $500 million, will be placed in one of three tiers, depending upon its asset level. The AIM Funds in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's net assets. This process continues until all of the AIM Funds in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds not receiving a full Allocation, the Allocation may be made only to certain AIM Funds so that each may receive close to or exactly 40 basis points.

           Any AIM Funds with substantially identical investment objectives and policies will participate in syndicates in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund."

           The following new paragraph is added after the third paragraph appearing under the heading "INVESTMENT RESULTS-PERFORMANCE INFORMATION" on page 30 of the Statement of Additional Information:

           "Each of the Portfolios may participate in the IPO market, and a significant portion of those Portfolios' returns may be attributable to their investment in IPOs, which have a magnified impact due to the Portfolios' small asset bases. There is no guarantee that as the Portfolios' assets grow, they will continue to invest to the same degree in IPOs or that they will experience substantially similar performance."


           The following replaces in its entirety the table appearing under the heading "MANAGEMENT-TRUSTEES AND EXECUTIVE OFFICERS" on page 18 of the Statement of Additional Information:

-------------------------  ----------------------------  ------------------------------------------------------------------------

                            POSITIONS HELD WITH          PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
 "NAME, ADDRESS AND AGE         REGISTRANT
-------------------------  ----------------------------  ------------------------------------------------------------------------

*ROBERT H. GRAHAM (52)      Trustee, Chairman of the     Director, President and Chief Executive Officer, A I M Management
                               Board and President       Group Inc.; Director and President, A I M Advisors, Inc.; Director and
                                                         Senior Vice President, A I M Capital Management, Inc., A I M
                                                         Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                                         Company; and Director, AMVESCAP PLC.

-------------------------  ----------------------------  ------------------------------------------------------------------------

C. DEREK ANDERSON (58)             Trustee               President, Plantagenet Capital Management, LLC (an investment
220 Sansome Street                                       partnership); Chief Executive Officer, Plantagenet Holdings, Ltd.(an
Suite 400                                                investment banking firm); Director, Anderson Capital Management, Inc.
San Francisco, CA 94104                                  since 1988; Director, Premium Wear, Inc. (formerly Munsingwear, Inc.)
                                                         (a casual apparel company); and Director, 'R' Homes, Inc. and various other privately owned companies.

-------------------------  ----------------------------  ------------------------------------------------------------------------

FRANK S. BAYLEY (60)               Trustee               Partner, law firm of Baker & McKenzie; Trustee, The Bradley Funds; and
Two Embarcadero Center                                   Director and Chairman, C. D. Stimson Company (a private investment
Suite 2400                                               company) and Stimson Marina, Inc. (a subsidiary of C.D. Stimson Co.).
San Francisco, CA 94111

-------------------------  ----------------------------  ------------------------------------------------------------------------

RUTH H. QUIGLEY (64)               Trustee               Private investor; and President, Quigley Friedlander & Co., Inc. (a
1055 California Street                                   financial advisory services firm) from 1984 to 1986.
San Francisco, CA 94108

-------------------------  ----------------------------  ------------------------------------------------------------------------

MELVILLE B. COX (55)           Vice President            Vice President and Chief Compliance Officer, A I M Advisors, Inc.,
                                                         A I M Capital Management, Inc., A I M  Distributors, Inc., A I M Fund
                                                         Services, Inc. and Fund Management Company.

-------------------------  ----------------------------  ------------------------------------------------------------------------

GARY T. CRUM (52)              Vice President            Director and President, A I M Capital Management, Inc.; Director and
                                                         Executive Vice President, A I M Management Group Inc. and A I M
                                                         Advisors, Inc.; and Director, A I M Distributors, Inc. and AMVESCAP
                                                         PLC.
-------------------------  ----------------------------  ------------------------------------------------------------------------

--------
  * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

-------------------------  ----------------------------  ------------------------------------------------------------------------

                            POSITIONS HELD WITH          PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
  NAME, ADDRESS AND AGE         REGISTRANT
-------------------------  ----------------------------  ------------------------------------------------------------------------

CAROL F. RELIHAN (44)          Vice President            Director, Senior Vice President, General Counsel and Secretary, A I M
                                                         Advisors, Inc.; Senior Vice President, General Counsel and Secretary,
                                                         A I M  Management  Group Inc.;  Director,  Vice  President  and General
                                                         Counsel, Fund Management Company; Vice President and General Counsel,
                                                         A I M Fund Services,  Inc.; and  Vice President, A I M  Capital
                                                         Management, Inc. and A I M Distributors, Inc.

-------------------------  ----------------------------  ------------------------------------------------------------------------

SAMUEL D. SIRKO (40)         Vice President and          Assistant General Counsel and Assistant Secretary of  A  I  M
                                  Secretary              Management Group, Inc., A  I  M Capital Management, Inc., A  I M
                                                         Distributors, Inc., A I M Fund Services, Inc., and Fund Management
                                                         Company; and Vice President, Assistant General Counsel and
                                                         Assistant Secretary of A I M Advisors, Inc.

-------------------------  ----------------------------  ------------------------------------------------------------------------

DANA R. SUTTON (40)          Vice President and          Vice President and Fund Controller, A I M Advisors, Inc.; and
                                  Treasurer              Assistant Vice President and  Assistant Treasurer, Fund Management
                                                         Company."

-------------------------  ----------------------------  ------------------------------------------------------------------------